FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 0.2
Other comprehensive income	6.7
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(0.2)
Other comprehensive income	(6.7)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	5.9
Unhedged acquisitions of tangible and intangible assets	$ 5.8
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	67.90%	95.10%
Long-term debt, floating-rate debt (in percent)	32.10%	4.90%
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 24.0